PAUZE' FUNDS(TM)

                            PAUZE' TOMBSTONE FUND(TM)

                                  ANNUAL REPORT

                                 APRIL 30, 1998

Dear Investor:

     Thank you for investing in the Pauze' Tombstone Fund(TM), the first-ever mutual fund that invests in stocks of the death care industry. In the past, the death care industry has been largely overlooked by the investing public. Now, with the introduction of the Pauze' Tombstone Fund(TM), investors are focusing in on this growth industry where U.S. and Canadian companies are leading the way towards globalization and consolidating what has been traditionally an independent funeral home dominated industry. Of the 22,500 funeral homes in the U.S., about 17% are now owned by consolidators such as Service Corporation International, the Loewen Group, Equity Corporation International, Carriage Services, and Stewart Enterprises. Eager for more market share, these companies are aggressively purchasing funeral and cemetery properties at a brisk pace. It is our opinion that over the next twenty years consolidators will own over 80% of the funeral homes in the country. In addition, many of these companies are now international in scope with operations in Europe, Australia, New Zealand, and Mexico. Again, in our opinion, over the next twenty years, these companies, and other North American companies like them, will dominate funeral service globally. As the world now turns to U.S. companies for computer chips, airplanes, personal computers, telecommunications, and energy, the world will also be turning to North American companies for funeral service.

     Aside from the expansion of services offered by the consolidators, there are also the demographics of an aging "baby boomer" population in not only the United States and Canada, but in most countries that were Allies during World War II. This fact leads to strong markets overseas as well.

     The Pauze' Tombstone Fund(TM) Class A shares gained 7.20% (3.18% after deducting the sales charge) and Class B shares gained 6.49% (2.69% after deducting the maximum contingent deferred sales charge applicable to a withdrawal at the end of the first year) during the Fund's first year. The performance of both Classes trailed the performance of the S&P 500 for the year because the Fund generally tracks the Pauze' Tombstone Common Stock Index(TM) and the stocks in the Index did not perform as well as the S&P 500 over the year.

                              PAUZE' TOMBSTONE FUND

[GRAPHIC OMITTED]

Comparison of the change in value since April 1997 of a $10,000 investment in the Pauze' Tombstone Fund - Class "A", Pauze' Tombstone Fund - Class "B" and the S&P 500 Index.

                                                                 4/30/98
                                                                 -------
Pauze' Tombstone Fund - Class "A"                                $10,720
Pauze' Tombstone Fund - Class "B"                                 10,649
S&P 500 Index                                                     13,874


                             AVERAGE ANNUAL RETURNS

                                                                Annualized
                                                   1 Year*   Since Inception*
                                                   ------    ---------------

Class "A" Shares                                    3.18%         3.18%
Class "B" Shares                                    2.69%         2.69%
S&P 500 Index                                      33.91%        33.91%

* From inception 5/6/97 - 4/30/98

     Again, thank you for your trust and confidence in allowing us to serve your investment needs.

Sincerely yours,


Philip C. Pauze'
President

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PAUZE' TOMBSTONE FUND
HOUSTON, TEXAS


We have audited the accompanying statement of assets and liabilities of Pauze' Tombstone Fund, a series of shares of Pauze' Funds, including the schedule of investments, as of April 30, 1998, and the related statement of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pauze' Tombstone Fund, as of April 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.


PHILADELPHIA, PENNSYLVANIA
JUNE 11, 1998

Pauze' Tombstone Fund
Schedule of Investments
April 30, 1998
--------------------------------------------------------------------------------

Number of                                                                Market
 Shares                                                                  Value
                                                                      ----------
                  Equity securities (99.46%)

   1,780    American Annuity Group, Inc.                              $   41,941

   2,815    Carriage Services, Inc. *                                     68,616

   5,505    Equity Corporation International  *                          136,593

   8,200    Hillenbrand Industries, Inc.                                 511,475

  19,435    The Loewen Group, Inc.                                       551,468

   2,290    Matthews International Corporation, Class A                  105,340

   2,000    Rock of Ages Corporation  *                                   32,250

  65,800    Service Corporation International                          2,714,250

  25,750    Stewart Enterprises, Inc., Class A                           663,063

   2,370    The York Group, Inc.                                          43,253
                                                                      ----------
                 Total equity securities (Cost $4,363,993)            $4,868,249
                                                                      ----------

                Total Investments (Cost $4,363,993)       (99.46%)    $4,868,249

                Other assets in excess of liabilities      (0.54%)        26,673
                                                                      ----------
                           Net Assets                    (100.00%)    $4,894,922
                                                                      ==========

            * Denotes non- income producing securities


   The accompanying notes are an integral part of these financial statements.

Pauze' Tombstone Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
   Investment in securities, at market value
       (cost $ 4,363,993) (Note 2)                                  $ 4,868,249
   Cash                                                                  17,125
   Receivables:
      Capital shares sold                                                 2,329
      Interest                                                              133
      Dividends                                                           1,508
      Due from Adviser                                                    6,493
   Unamortized organization costs (Note 2)                               15,951
                                                                    -----------
         Total assets                                                 4,911,788
                                                                    -----------
Liabilities:
   Payables:
      Accrued expenses                                                   16,148
      Other liabilities                                                     718
                                                                    -----------
         Total liabilities                                               16,866
                                                                    -----------
         Net assets                                                 $ 4,894,922
                                                                    ===========
Net assets:
   Paid-in-capital                                                    4,394,397
   Accumulated net realized loss from investments                        (3,731)
   Net unrealized appreciation on investments                           504,256
                                                                    -----------
         Net assets applicable to outstanding capital shares        $ 4,894,922
                                                                    ===========
Class A:
   Net assets                                                       $ 1,419,440
                                                                    ===========
   Shares outstanding, no par value, unlimited shares authorized        132,485
                                                                    ===========
   Net asset value and redemption price per share                   $     10.71
                                                                    ===========
   Offering price per share (Net asset value / 96.25%)              $     11.13
                                                                    ===========
Class B:
   Net assets                                                       $ 3,475,482
                                                                    ===========
   Shares outstanding, no par value, unlimited shares authorized        326,530
                                                                    ===========
   Net asset value, offering price and redemption price per share   $     10.64
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

Pauze' Tombstone Fund
Statement of Operations
For the year ended April 30, 1998
--------------------------------------------------------------------------------

Investment income:
     Interest income                                                  $  19,226
     Dividend income                                                     25,689
                                                                      ---------
              Total income                                               44,915
                                                                      ---------
Expenses:
     Investment advisory fees (Note 5)                                   13,511
     Administrative fees (Note 5)                                        10,616
     Distribution fees- Class A (Note 5)                                  2,584
     Distribution fees- Class B (Note 5)                                 25,220
     Accounting service fees (Note 5)                                     8,276
     Transfer agent fees (Note 5)                                        13,232
     Registration fees                                                   44,953
     Custodian fees                                                       4,294
     Professional fees                                                    8,236
     Trustees' fees and expenses (Note 5)                                 2,941
     Amortization of organization expense (Note 3)                        3,973
     Insurance expense                                                      436
     Miscellaneous                                                        5,754
                                                                      ---------
              Total expenses                                            144,026
              Expense reimbursement by Adviser                           (5,141)
                                                                      ---------
             Net expenses                                               138,885
                                                                      ---------
             Net investment loss                                        (93,970)
                                                                      ---------
Net realized and unrealized gain (loss) from investments:
     Net realized loss on investments                                    (3,731)
     Net change in unrealized appreciation
             of investments                                             504,256
                                                                      ---------
             Net realized and unrealized gain on investments            500,525
                                                                      ---------
Net increase in net assets resulting
               from operations                                        $ 406,555
                                                                      =========

   The accompanying notes are an integral part of these financial statements.

Pauze' Tombstone Fund
Statement of Changes in Net Assets
For the year ended April 30, 1998
--------------------------------------------------------------------------------

From operations:

     Net investment loss                                            ($   93,970)
     Net realized loss on investments                                    (3,731)
     Net change in unrealized appreciation
               of investments                                           504,256
                                                                    -----------
                    Net increase in net assets
                           resulting from operations                    406,555
                                                                    -----------
Capital share transactions - net  (Note 4)                            4,488,367
                                                                    -----------

Net increase  in net assets                                           4,894,922
Net assets at beginning of period                                            --
                                                                    -----------
Net assets at end of period (including
undistributed net investment income
of $0.)                                                             $ 4,894,922
                                                                    ===========

    The accompanying notes are an integral part of these financial statements

PAUZE' TOMBSTONE FUND
Notes To Financial Statements
April 30, 1998
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     Pauze' Tombstone Fund (the "FUND") is a non-diversified, open-end management investment company, organized as a series of Pauze' Funds (the "TRUST") on January 29, 1997, and commencing operations on May 1, 1997. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are currently three additional series within the Trust which are not a subject of these financial statements.

     The Fund offers its shares in two classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge on redemptions made within seven years of purchase.

     The investment objective of the Fund is to provide shareholders with long-term capital appreciation by investing primarily in all or a representative group of equity securities comprising the Pauze' Tombstone Common Stock Index, an index of publicly traded companies providing goods and/or services to the death care sector of the economy.

     The death care sector consists of companies whose primary business is concentrated in one or more of three broad categories: (1) funeral services, (2) cemetery services, (3) funeral and cemetery support goods and services. Any regulatory, demographic or other economic factor particularly affecting the death care industry could have a material adverse impact on the Fund. The Fund is a non-diversified fund, and, as such, presents substantially more investment risk and potential for volatility than a mutual fund which is diversified.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PAUZE' TOMBSTONE FUND
Notes To Financial Statements - (continued)
April 30, 1998
--------------------------------------------------------------------------------

     SECURITY VALUATION

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

     INCOME AND EXPENSES

     Expenses directly attributable the Fund are charged to the Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

     SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued daily, adjusted for amortization of premiums, and accretion of discount. Dividend income is recorded on the ex-dividend date.

     REPURCHASE AGREEMENTS

     The Trust's policy is for the custodian to receive delivery of the underlying securities used to collateralize the repurchase agreements in an amount at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Provisions of each agreement require that the market value of the collateral is sufficient to pay principal and interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

PAUZE' TOMBSTONE FUND
Notes To Financial statements - (continued)
April 30, 1998
--------------------------------------------------------------------------------

     FEDERAL INCOME TAXES

     It is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     DEFERRED ORGANIZATIONAL COSTS

     Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning with the commencement of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund generally pays dividends quarterly and capital gains distributions, if any, at least annually. The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(3)  INVESTMENT TRANSACTIONS

     For the period ended April 30, 1998, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $8,472,126 and $4,104,402, respectively. At April 30, 1998, the unrealized appreciation of investments for tax purposes was $481,816. Gross unrealized appreciation of investments aggregated $550,762 and gross unrealized depreciation of investments aggregated $68,946. The cost of investments for federal income tax purposes at April 30, 1998 was $4,386,433. Accumulated net realized losses on investment transactions at April 30, 1998 amounted to $3,731; these carryforwards will expire in 2006. The loss carryforwards will be reduced by future realized gains.

PAUZE' TOMBSTONE FUND
Notes To Financial Statements - (continued)
April 30, 1998
--------------------------------------------------------------------------------

(4)  CAPITAL SHARES TRANSACTIONS

                                                           MAY 1, 1997
                                                                TO
                                                          APRIL 30, 1998
                                                    -------------------------
CLASS A                                             SHARES             AMOUNT
-------                                             ------             ------
Shares sold                                        159,333          $ 1,558,718
Reinvestment of dividends                               --                   --
Shares redeemed                                    (26,848)            (255,437)
                                                  --------          -----------
         Net Increase                              132,485          $ 1,303,281
                                                  ========          ===========

CLASS B                                             SHARES             AMOUNT
-------                                             ------             ------
Shares sold                                        335,481          $ 3,275,767
Reinvestment of dividends                               --                   --
Shares redeemed                                     (8,951)             (90,681)
                                                  --------          -----------
         Net Increase                              326,530          $ 3,185,086
                                                  ========          ===========


(5)  TRANSACTIONS WITH THE MANAGER AND AFFILIATES

     Pauze', Swanson & Associates Investment Advisors, Inc. d/b/a Pauze' Swanson Capital Management Co. (the "ADVISOR" or the "MANAGER"), under an Investment Advisory Agreement with the Trust in effect through February 28, 1999, furnishes management and investment advisory services to the Fund.

     This agreement provides for a monthly management fee at the annual rate of 0.38% of the average daily net assets of the Fund.

     Expenses were initially limited by the Advisor. For the year ended April 30, 1998, the Advisor reimbursed $5,141 to the Fund.

     Certain officers/trustees of the Fund are also officers and/or directors of the Manager.

PAUZE' TOMBSTONE FUND
Notes To Financial Statements - (continued)
April 30, 1998
--------------------------------------------------------------------------------

     Declaration Service Company serves as the Administrator to the Trust pursuant to an Administrative Services Agreement with the Trust. As Administrator, Declaration Service Company is responsible for services such as financial reporting, compliance monitoring and corporate management. For the Services provided, the Administrator receives an annual fee of $196,000, payable in equal monthly installments which are allocated to each series based upon the relative net assets of each series. The series also pay standard out-of-pocket costs to Declaration Service Company. The Fund's share of these fees and expenses for the year ended April 30, 1998 was $10,616.

     Declaration Service Company determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For its services, Declaration Service Company receives an annual fee of $178,000, payable in equal monthly installments which are allocated to each series based upon the relative net assets of each series. The series also pay standard out-of-pocket costs to Declaration Service Company. The Fund's share of these fees and expenses for the year ended April 30, 1998 was $8,276.

     Declaration Distributors, Inc., an affiliate of Declaration Service Company, serves as the Trust agent in connection with the distribution of Fund shares. For the services provided, Declaration Distributors, Inc. receives an annual fee of $20,000 from the Trust. The Fund's share of these expenses for the year ended April 30, 1998 was $1,000.

     Declaration Service Company serves as transfer agent and dividend paying agent of the Trust pursuant to a separate transfer agency and shareholder Services Agreement with the Trust. For its services, the Trust pays Declaration Service Company an annual fee of $18 per account (subject to a minimum annual fee of $24,000 for the trust) plus standard out-of-pocket expenses. The Fund's share of these fees and expenses for the year ended April 30, 1998 was $13,232.

     An officer of Declaration Service Company and Declaration Distributors, Inc. (the underwriter of the Trust) is an officer/trustee of the Trust. The officer receives no compensation for these services.

     GS2 Securities, Inc. of which officers/directors of the Advisor may be deemed to be affiliates received $16,967 in brokerage commissions on purchases and sales of Fund investments during the year ended April 30, 1998.

     Independent trustees are each paid an annual fee of $10,000 from the Trust plus $500 per meeting and out-of-pocket expenses. The Fund's share of these expenses for the year ended April 30, 1998 was $2,941.

PAUZE' TOMBSTONE FUND
Notes To Financial Statements - (continued)
April 30, 1998
--------------------------------------------------------------------------------

DISTRIBUTION AND UNDERWRITING FEES

     CLASS A SHARES

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

     During the period ended April 30, 1998, Declaration Distributors, Inc., the Fund's Underwriter (the "UNDERWRITER") received $74,062 from commissions earned on sales of Class A shares of the Fund of which $8,795 was retained by the Underwriter and the remaining $65,267 was reallowed to investment dealers. Of this amount $26,076 was paid to GS2 Securities, Inc., of which officers/directors of the Advisor may be deemed to be affiliates.

     CLASS B SHARES

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within seven years of purchase. The charge is a declining percentage starting at 3.75% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

RULE 12B-1 DISTRIBUTION PLAN

     A plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund, with separate provisions for each class of shares. The plan provides that the Fund will pay a servicing or Rule 12b-1 fee of 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to the Advisor for its ongoing services to prospective and existing Fund shareholders, including payments to persons or institutions for performing certain servicing functions for Fund shareholders. These payments will generally be based on a percentage of the value of Fund shares held by the institution's clients. With respect to the Class B shares, the distribution plan provides that the Fund will use Fund assets allocable to those shares to pay the Advisor additional Rule 12b-1 fees of 0.75% of said assets (1/12 of 0.75% monthly) for its services and expenditures related to the distribution of Class B shares, including fees paid to broker-dealers for sales and promotional services. The fees received by the Advisor for either class of shares during any year may be more or less than its costs of providing distribution and shareholder services to the class of shares.